Acquisitions and other transactions	12 Months Ended
Dec. 31, 2019
Acquisitions and other transactions
Acquisitions and other transactions

Note 4 – Acquisitions and other transactions

(a)	Acquisition of Eagle’s Nest Royalty Interest – Ontario, Canada

On December 23, 2019, Franco-Nevada acquired a 1% gross revenue royalty on Noront Resources Ltd.’s (“Noront”) Eagle’s Nest nickel, copper and platinum group metals deposit in the Ring of Fire mining district of Ontario, Canada, for C$5.0 million ($3.8 million).

The acquisition of the Eagle’s Nest royalty has been accounted for as an asset acquisition.

(b)	Acquisition of Project 81 Royalty Interest and Noble Common Shares – Ontario, Canada

On November 22, 2019, Franco-Nevada acquired a 2% NSR on Noble Mineral Exploration’s (“Noble”) 55,000 hectare patented land package known as Project 81 in the Timmins-Cochrane area of Ontario, Canada, in exchange for Franco-Nevada agreeing to waive its pre-emptive and buy-back rights in respect of a historical third party royalty, which was subsequently terminated. Franco-Nevada’s 2% NSR covers the Crawford Nickel-Sulphide Project, which was recently spun out by Noble to Canada Nickel Company Inc. As part of the arrangement, Noble issued C$500,000 of Noble common shares to Franco-Nevada.

The acquisition of the Project 81 royalty has been accounted for as an asset acquisition.

(c)	Acquisition of Premier Gold Royalty Interests

On September 25, 2019, Franco-Nevada acquired two royalties from Premier Gold Mines Limited (“Premier”) for $6.0 million, including a 2% net smelter royalty (“NSR”) on property owned by Newmont Corporation adjoining its Musselwhite Mine in Northwestern Ontario and a 1.5% NSR on Nevada Gold Mines LLC’s Rain/Emigrant and Saddle properties located at the south end of the Carlin Trend in Nevada.

The acquisitions of the Premier royalties have been accounted for as asset acquisitions.

(d)	Acquisition of U.S. Oil & Gas Royalty Interest – Marcellus, Pennsylvania, USA

On July 22, 2019, Franco-Nevada acquired from Range Resources Corporation (“Range”) an overriding royalty interest on acreage in the Marcellus for a gross purchase price of $300.0 million. The royalty is calculated as 1% of gross production, less allowed deductions from approximately 350,000 net acres of Range’s working interest position in Washington, Western Allegheny and Southern Beaver Counties in Pennsylvania. The royalty applies to existing production and future development from the Marcellus formation as well as future potential development from the Utica and Upper Devonian formations.

The acquisition has an effective date of March 1, 2019. Between the effective date and the closing date, the asset has generated approximately $9.4 million in royalties.

The acquisition of the Marcellus royalty has been accounted for as an asset acquisition.

(e)	Acquisition of U.S. Oil & Gas Mineral Rights with Continental Resources, Inc. – SCOOP and STACK, Oklahoma, USA

The Company, through a wholly-owned subsidiary, has a strategic relationship with Continental to acquire, through a jointly-owned entity (the “Royalty Acquisition Venture”), royalty rights in the SCOOP and STACK plays of Oklahoma.

In the year ended December 31, 2019, the Company recorded contributions to the Royalty Acquisition Venture of $114.4 million (2018 – 261.8 million). As at December 31, 2019, $5.6 million included in accrued liabilities relates to contributions to the Royalty Acquisition Venture funded after year-end. As at December 31, 2019, the total cumulative investment in the Royalty Acquisition Venture totalled $376.2 million and Franco-Nevada has remaining commitments of up to $143.8 million to be funded by December 31, 2021.

The Royalty Acquisition Venture is accounted for as a joint operation in accordance with IFRS 11 Joint Arrangements.

(f)	Acquisition of Valentine Lake Royalty Interest – Newfoundland, Canada

On February 21, 2019, Franco-Nevada acquired a 2% NSR on Marathon Gold Corporation’s (“Marathon”) Valentine Lake Gold Camp in central Newfoundland for C$18.0 million  ($13.7 million). Marathon has an option to buy back 0.5% of the NSR for $7.0 million until December 31, 2022.

The acquisition of the Valentine Lake royalty has been accounted for as an asset acquisition.

(g)	Acquisition of Salares Norte Royalty Interest – Chile

On January 31, 2019, Franco-Nevada, through a wholly-owned subsidiary, acquired an existing 2% NSR on Gold Fields’ Salares Norte project in the Atacama region of northern Chile for $32.0 million, comprised of $27.0 million of Franco-Nevada common shares  (366,499 common shares) and $5.0 million in cash. Gold Fields has an option to buy back 1% of the NSR for $6.0 million within 24 months of the commencement of commercial production.

The acquisition of the Salares Norte royalty has been accounted for as an asset acquisition.

(h)	Acquisition of Additional Stream and Update on the Cobre Panama Project – Panama

On January 19, 2018, the Company, through a wholly-owned subsidiary, entered into an amended and restated stream agreement with First Quantum Minerals Ltd. (“First Quantum”) and Korea Resources Corp. (“KORES”).  The amended and restated stream agreement covers 100% of the Cobre Panama project (“Cobre Panama”). Cobre Panama is located in Panama, is 90% owned by First Quantum and 10% by KORES.

The amended and restated stream agreement comprises two distinct precious metals streams: the original stream covering First Quantum’s initial 80% interest in the project (the “Fixed Payment Stream”) and a new stream covering (i) First Quantum’s additional 10% interest in the project First Quantum acquired from LS-Nikko Copper Inc. in 2017 and (ii) KORES’ 10% interest in the project (the “Floating Payment Stream”).

Fixed Payment Stream

Under the terms of the Fixed Payment Stream, Franco-Nevada funded a deposit of $1.0 billion against future deliveries of gold and silver from Cobre Panama. The deposit was funded on a pro-rata basis of 1:3 to First Quantum’s share of the capital costs for Cobre Panama in excess of $1.0 billion. For the year ended December 31, 2018, the Company funded $273.4 million, towards the Fixed Payment Stream, thereby fulfilling its $1.0 billion commitment in the fourth quarter of 2018.

Under the terms of the amended and restated stream agreement, the fixed price for the Fixed Payment Stream is $418 per ounce of gold and $6.27 per ounce of silver (each increased by a 1.5% annual inflation factor), until 1,341,000 ounces of gold and 21,500,000 ounces of silver have been delivered. Thereafter, the ongoing payment will be the greater of 50% of the fixed price and 50% of the spot price.

Floating Payment Stream

The purchase price of the Floating Payment Stream was $356.0 million and was funded upfront upon closing on March 16, 2018. The terms of the Floating Payment Stream, other than the ongoing price, are similar to the Fixed Payment Stream, including initially linking precious metals deliveries to copper in concentrate shipped. Under the Floating Payment Stream, the ongoing price per ounce for deliveries is 20% of the spot price until 604,000 ounces of gold and 9,618,000 ounces of silver have been delivered. Thereafter, the ongoing payment will be 50% of the spot price.

The acquisition of the Floating Payment Stream for $356.0 million has been accounted for as an asset acquisition. The amended and restated stream agreement had no impact on the original accounting of the Fixed Payment Stream.

(i)	Acquisition of Bowen Basin Coal Royalties – Australia

On February 28, 2018, Franco-Nevada, through a wholly-owned subsidiary, acquired a portfolio of metallurgical coal royalties located in the Bowen Basin of Queensland, Australia for cash consideration of A$4.2 million.  The portfolio includes certain claims that comprise the producing Moorvale mine, the Olive Downs project which had permitting applications, and another 33 exploration tenements.  The Bowen Basin Coal royalties are production payments of A$0.10 per tonne, adjusted for consumer price index changes since December 31, 1997.

The acquisition of the Bowen Basin Coal royalties has been accounted for as an asset acquisition.

(j)	Acquisition of U.S. Oil & Gas Royalties – Delaware, Texas, USA

On February 20, 2018, the Company, through a wholly-owned subsidiary, closed the acquisition of a royalty portfolio in the Delaware Basin, which represents the western portion of the Permian Basin, for $101.3 million. The royalties are derived principally from mineral title which provides a perpetual interest in royalty lands.

The acquisition of the Delaware Basin royalties has been accounted for as an asset acquisition.